UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G

OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to __________.

Date of Report (Date of earliest event reported): ___________

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]

[X]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor: 0001026214

Federal Home Loan Mortgage Corporation (as issuer of the Structured Pass-Through Certificates, Series ML-37) and FRETE 2026-ML37 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001026214

Central Index Key Number of underwriter (if applicable): ___________

Jason Griest (703) 903-2000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See Report of Independent Accountants on Applying Agreed-Upon Procedures, dated August 27, 2026, of PricewaterhouseCoopers LLP, attached as Exhibit 99.1 to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 27, 2026	Federal Home Loan Mortgage Corporation, as Depositor with respect to the Structured Pass-Through Certificates, Series ML-37, and as Securitizer with respect to FRETE 2026-ML37 Trust

	By:	/s/ Jason Griest
		Name:	Jason Griest
		Title:	Vice President – Multifamily Securitization

EXHIBIT INDEX

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated August 27, 2026, of PricewaterhouseCoopers LLP.